ALLOWANCES FOR DOUBTFUL RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2016
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
Schedule of Allowances for Accounts Receivable
	Year ended December 31,
	2014	2015	2016
Beginning of the year	$7,160,782	$3,189,110	$1,087,465
Reversal during the year	(3,823,744)	(2,026,567)	(1,053,041)
Foreign exchange effect	(147,928)	(75,078)	(24,261)
Closing balance	$3,189,110	$1,087,465	$10,163